SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 57,000,000	$ 54,000,000	$ 39,400,000
Less: valuation allowance	(57,000,000)	(54,000,000)	(39,400,000)
Net deferred tax asset